Land Use Rights, Net - Summary of Land Use Rights and Related Accumulated Amortization (Detail) - Use Rights [Member] - CNY (¥) ¥ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Schedule Of Land Use Rights Finite Lived [Line Items]
Land use rights	¥ 2,822,757	¥ 620,065
Less: Accumulated amortization	(74,903)	(24,594)
Total	¥ 2,747,854	¥ 595,471